Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents/Restricted Cash [Abstract]
Cash and cash equivalents

	31 March
(Millions of US dollars)	2012	2011

Cash at bank and on hand	$256.1	$9.5
Short-term deposits	9.3	9.1

Total cash and cash equivalents	$265.4	$18.6